Changes in the Corporation's liability of estimated losses from credit recourses agreements (Detail) (Financial Guarantee Member, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financial Guarantee Member
Guarantor Obligations [Line Items]
Balance as of beginning of period	$ 41,463	$ 51,673
Provision	41,312	21,793
Net charge-offs / terminations	(23,337)	(32,003)
Balance as of end of period	$ 59,438	$ 41,463